LONG-TERM LOAN	12 Months Ended
Dec. 31, 2025
LONG-TERM LOAN
LONG-TERM LOAN

NOTE 12 — LONG-TERM LOAN

Long-term loan consisted of the following:

	As of December 31,
	2025	2024
Financial liabilities	$2,009,440	$1,570,298
Less: current portions	(1,907,736)	(867,772)
Long-term Financial liabilities	101,704	702,526
Long-term Bank borrowings	6,713,850	2,740,000
Less: Long-term Bank borrowings – current portions	(729,300)	—
Total long-term loan	$6,086,254	$3,442,526

In September 2023, Nanjing Changcheng entered into a sale and leaseback agreements of $3.0 million, with an unrelated third party for medical equipment. Nanjing Changcheng had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Nanjing Changcheng may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Nanjing Changcheng chooses to purchase the leased objects, the purchase price is $14.3. As of the expiry date of the lease, some of the assets still have a useful life of around 6 years, and the purchase price of $14.3 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Nanjing Changcheng is obligated to make consecutive quarterly payments of approximately $0.3 million, commencing in December 2023. As of December 31, 2025, the outstanding balance under the sale and leaseback agreements of Nanjing Changcheng was $0.7 million. The agreements will mature in September 2026, with a purchase price of $14.3 on the last repayment date.

In January 2025, Baide Suzhou entered into a sale and leaseback agreement of $2.2 million, with an unrelated third party for medical equipment. Baide Suzhou had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Baide Suzhou may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Baide Suzhou chooses to purchase the leased objects, the purchase price is $14.3. As of the expiry date of the lease, some of the assets still have a useful life of several years, and the purchase price of $14.3 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842- 40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Baide Suzhou is obligated to make consecutive monthly payments of approximately $0.1 million, commencing in February 2025. As of December 31, 2025, the outstanding balance under the sale and leaseback agreements was $1.2 million. The agreements will mature in January 2027, with a purchase price of $14.3 on the last repayment date.

Long-term bank loans as of December 31, 2025 consisted of the following:

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	18,000,000	2,574,000
Bank of China	Nanjing Changcheng	Baide Suzhou	2.80%	June 12, 2025	June 11, 2027	9,950,000	1,422,850
SPD Bank	Baide Suzhou	N/A	2.90%	March 31,2025	March 30,2028	9,500,000	1,358,500
SPD Bank	Baide Suzhou	N/A	2.90%	April 14,2025	March 30,2028	9,500,000	1,358,500

Future loan payments under long-term loan as of December 31, 2025 were as follows:

Years ending December 31,
2026 Financial liabilities payment	$1,989,320
2027 Financial liabilities payment	101,999
Total Financial liabilities payments	$2,091,319
Less: Financial liabilities imputed interest	(81,879)
Total Financial liabilities payment	$2,009,440
Less: Financial liabilities - long term portions	(101,704)
Financial liabilities payment – current portions	$1,907,736

Years ending December 31,
2026 Long-term Bank borrowings repayment	729,300
2027 Long-term Bank borrowings repayment	4,983,550
2028 Long-term Bank borrowings repayment	1,001,000
Total Long-term Bank borrowings	$6,713,850
Less: Long-term Bank borrowings - long term portions	(5,984,550)
Long-term Bank borrowings – current portions	$729,300

Interest expense of long-term loan was $383,330, and $188,139 and $57,911 for the years ended December 31, 2025, 2024 and 2023, respectively.